STATEMENTS OF CONSOLIDATED CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,141,501)	$ (958,809)	$ (1,221,695)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred income tax benefit	(427,470)	(152,275)	(275,063)
Depreciation and depletion	1,676,702	1,393,465	1,538,745
Amortization of intangible assets	0	26,006	35,916
Gain/loss/impairment on sale/exchange of long-lived assets and impairment and expiration of leases	290,711	442,111	1,710,122
Gain on Equitrans Share Exchange	0	(187,223)	0
(Income) loss from investments	(71,841)	314,468	336,993
Loss on debt extinguishment	9,756	25,435	0
Share-based compensation expense	28,169	19,552	31,233
Amortization, accretion and other	47,086	25,482	23,296
Loss (gain) on derivatives not designated as hedges	3,775,042	(400,214)	(616,634)
Cash settlements (paid) received paid on derivatives not designated as hedges	(2,091,003)	897,190	246,639
Net premiums (paid) received on derivative instruments	(66,495)	(46,665)	22,616
Changes in other assets and liabilities:
Accounts receivable	(699,992)	(36,296)	432,323
Accounts payable	456,988	(29,193)	(238,674)
Income tax receivable and payable	(23,909)	322,763	(167,281)
Other current assets	(75,100)	(68,628)	54,776
Other items, net	(24,695)	(49,468)	(61,608)
Net cash provided by operating activities	1,662,448	1,537,701	1,851,704
Cash flows from investing activities:
Capital expenditures	(1,055,128)	(1,042,231)	(1,602,454)
Cash paid for acquisitions, net of cash acquired (see Note 6)	(1,030,239)	(691,942)	0
Proceeds from sale of assets	2,452	126,080	0
Proceeds from sale/exchange of investment shares	24,369	52,323	0
Other investing activities	(14,196)	(30)	1,312
Net cash used in investing activities	(2,072,742)	(1,555,800)	(1,601,142)
Cash flows from financing activities:
Net proceeds from issuance of common stock	0	340,923	0
Proceeds from credit facility borrowings	8,086,000	3,118,250	2,978,750
Repayment of credit facility borrowings	(8,386,000)	(3,112,250)	(3,484,750)
Proceeds from issuance of debt	1,000,000	2,600,000	1,000,000
Debt issuance costs and Capped Call Transactions (see Note 10)	(19,713)	(71,056)	(913)
Repayment and retirement of debt	(154,336)	(2,822,262)	(704,661)
Premiums paid on debt extinguishment	(9,599)	(21,132)	0
Contributions from noncontrolling interest	7,500	7,500	0
Dividends paid	0	(7,664)	(30,655)
Cash paid for taxes related to net settlement of share-based incentive awards	(3,845)	(596)	(7,224)
Repurchase and retirement of common stock	(12,922)	0	0
Other financing activities	(1,038)	0	0
Net cash provided by (used in) financing activities	506,047	31,713	(249,453)
Net change in cash and cash equivalents	95,753	13,614	1,109
Cash and cash equivalents at beginning of year	18,210	4,596	3,487
Cash and cash equivalents at end of year	$ 113,963	$ 18,210	$ 4,596